Provisions - Provisions for Judicial Proceedings (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Other provisions	€ 4,856	€ 4,944
Current (see Note 13.b)	1,304	1,218
Non-current (see Note 13.a)	3,552	3,726
Telefónica Brazil
Disclosure of other provisions [line items]
Other provisions	278	241
Telefónica Brazil | Taxes
Disclosure of other provisions [line items]
Other provisions	902	911	€ 644
Telefónica Brazil | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	1,277	1,461
Telefónica Brazil | Judicial Proceedings
Disclosure of other provisions [line items]
Other provisions	1,680	1,849
Current (see Note 13.b)	82	88
Non-current (see Note 13.a)	1,598	1,761
Telefónica Brazil | Judicial Proceedings | Taxes
Disclosure of other provisions [line items]
Other provisions	1,066	1,094
Telefónica Brazil | Judicial Proceedings | Labor claims
Disclosure of other provisions [line items]
Other provisions	223	306
Telefónica Brazil | Judicial Proceedings | Civil proceedings
Disclosure of other provisions [line items]
Other provisions	304	323
Telefónica Brazil | Judicial Proceedings | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	51	81
Telefónica Brazil | Judicial Proceedings | Garnishments
Disclosure of other provisions [line items]
Other provisions	€ 36	€ 45